Related Party Transactions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
Balance, beginning of year	$ 5,260	$ 5,098	$ 5,315
Additional loans	13,775	3,769	218
Repayments and changes in status	(11,689)	(3,607)	(435)
Balance, end of year	$ 7,346	$ 5,260	$ 5,098